Reg. ICA No. 811-8360
                                                               File No. 33-75340



AS FILED VIA EDGAR WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 22, 1998



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

                         Pre-Effective Amendment No.                 [_]


                       Post-Effective Amendment No. 16               [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 |X|


                                Amendment No. 16


                        GUINNESS FLIGHT INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                        225 South Lake Avenue, Suite 777
                           Pasadena, California 91101
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (818) 795-0039

                           Susan Penry-Williams, Esq.
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                            New York, New York 10022
                     (Name and Address of Agent for Service)

                                    Copy to:

                               Mr. James Atkinson
                        Guinness Flight Investment Funds
                        225 South Lake Avenue, Suite 777
                           Pasadena, California 91101

It is proposed that this filing will become effective:


[_]      Immediately upon filing pursuant to  [X]   on October 14, 1998
         paragraph (b)                              pursuant to paragraph (b)

[_]      60 days after filing pursuant to     [_]   on (date) pursuant to
         paragraph (a)(1)                           paragraph (a)(1)

[_]     75 days after filing pursuant to      [_]   on (date) pursuant to
         paragraph (a)(2)                           paragraph (a)(2), of rule

                                                    485(b).

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                              CROSS-REFERENCE SHEET


         (Pursuant to Rule 404 showing location in each form of Prospectus of the responses to the Items in Part A and location in each form of Prospectus and the Statement of Additional Information of the responses to the Items in Part B of Form N-1A).


                       GUINNESS FLIGHT ASIA BLUE CHIP FUND
                       GUINNESS FLIGHT ASIA SMALL CAP FUND
                     GUINNESS FLIGHT CHINA & HONG KONG FUND
                       GUINNESS FLIGHT MAINLAND CHINA FUND
                   GUINNESS FLIGHT GLOBAL GOVERNMENT BOND FUND
                         GUINNESS FLIGHT NEW EUROPE FUND
                           GUINNESS FLIGHT INDEX FUND



Item Number
Form N-1A,                                               Statement of Additional
  Part A                 Prospectus Caption                Information Caption
  ------                 ------------------                -------------------


The Registrant has filed the information required in the prospectus in the Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A on June 17, 1998, (accession number 0000922423-98-000615) and is hereby incorporated by reference. The Registrant has not amended its prospectus.



   1(a)                  Front Cover Page                            *

    (b)                  Back Cover Page                             *

   2(a)                  Risk/Return Summary:                        *
                         Investment Objective

    (b)                  Investment Strategies                       *

    (c)                  Principal Risks; Risk Return                *
                         Bar Chart and Performance
                         Table

     3                   Fees and Expenses                           *

   4(a)                  Risk/Return Summary:                        *
                         Investment Objective

    (b)                  Investment Strategies                       *

    (c)                  Risk/Return Summary:                        *
                         Principal Risks; Risks of
                         Investing

     5                   Not Applicable                              *

    6(a)                 Guinness Flight Management                  *

    (b)                  Not Applicable                              *

   7(a)                  Finances - Net Asset Value                  *

    (b)                  Shareholder Guide: Your                     *
                         Account with Guinness Flight -
                         Investment Minimums, How to
                         Purchase, Exchange and Sell
                         Shares, Subsequent Investments

    (c)                  Shareholder Guide: Your                     *
                         Account with Guinness Flight -
                         Investment Minimums, How to
                         Exchange and Redeem Shares,
                         Exchanges and Redemption
                         Issues

    (d)                  Finances - Dividends and                    *
                         Capital Gains Distributions

    (e)                  Finances - Tax Issues                       *

    (f)                  Not Applicable                              *

   8(a)                  Not Applicable                              *

    (b)                  Guinness Flight Management -                *
                         Distribution Plan

    (c)                  Not Applicable                              *

     9                   Financial Highlights                        *

                       GUINNESS FLIGHT ASIA BLUE CHIP FUND
                       GUINNESS FLIGHT ASIA SMALL CAP FUND
                     GUINNESS FLIGHT CHINA & HONG KONG FUND
                       GUINNESS FLIGHT MAINLAND CHINA FUND
                   GUINNESS FLIGHT GLOBAL GOVERNMENT BOND FUND
                         GUINNESS FLIGHT NEW EUROPE FUND
                           GUINNESS FLIGHT INDEX FUND

Item Number
Form N-1A,                                           Statement of Additional
  Part B     Prospectus Caption                      Information Caption
  ------     ------------------                      -------------------


The Registrant has filed the information required in the statement of additional information in the Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A on June 17, 1998, (accession number 0000922423-98-000615) and is hereby incorporated by reference. The Registrant has not amended its statement of additional information.



10                    *                               Front Cover Page

11                    *                               General Information and
                                                      History

12(a)                 *                               General Information and
                                                      History

12(b)        Investment Strategies; Principal         Investment Strategies and
             Risks; Risks of Investing                Risks

12(c)                 *                               Investment Restrictions
                                                      and Policies

12(d)                 *                               Investment Objective and
                                                      Policies

12(e)        Risks of Investing                       Not Applicable

13(a)                 *                               Management of the Funds

13(b)                 *                               Management of the Funds

13(c)                 *                               Management of the Funds

13(d)                 *                               Management of the Funds

13(e)                 *                               Not Applicable

14(a)                 *                               Not Applicable

14(b)                 *                               Shareholder Reports -
                                                      Principal Holders

14(c)                 *                               Management of the Funds

15(a)        Guinness Flight Management               The Investment Adviser and
                                                      Advisory Agreements

  (b)                 *                               Not Applicable

  (c)        Guinness Flight Management               The Investment Adviser and
                                                      Advisory Agreements

  (d)                 *                               The Administrator;
                                                      Administration Agreement,
                                                      Distribution Agreement and
                                                      Distribution Plan

Item Number
Form N-1A,                                           Statement of Additional
  Part B     Prospectus Caption                      Information Caption
  ------     ------------------                      -------------------


  (e)                  *                              Not Applicable

  (f)                  *                              Not Applicable

  (g)                  *                              Administration Agreement,
                                                      Distribution Agreement and
                                                      Distribution Plan

  (h)                  *                              Not Applicable

16(a)                  *                              Portfolio Transactions

  (b)                  *                              Portfolio Transactions

  (c)                  *                              Portfolio Transactions

  (d)                  *                              Not Applicable

  (e)                  *                              Not Applicable

17(a)                  *                              Description of the Funds

  (b)                  *                              Not Applicable

18(a)         How to Purchase, Exchange               Additional Purchase and
              and Sell Shares                         Redemption Information

  (b)                  *                              Not Applicable

  (c)         Finances - Net Asset Value              Computation of Net Asset
                                                      Value

  (d)                  *                              Additional Purchase and
                                                      Redemption Information

19(a)                  *                              Tax Matters

  (b)                  *                              Tax Matters

20(a)                  *                              Not Applicable

  (b)                  *                              Not Applicable

  (c)                  *                              Not Applicable

21(a)                  *                              Not Applicable

  (b)                  *                              Performance Information

22(a)                  *                              Financial Statements

  (b)                  *                              Financial Statements

  (c)                 *                              Financial Statements


Part C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                EXPLANATORY NOTE

THE PURPOSE OF THIS FILING IS SOLEY TO DESIGNATE A NEW EFFECTIVE DATE FOR POST-EFFECTIVE AMENDMENT NO. 11 TO REGISTRATION STATEMENT ON FORM N-1A OF THE REGISTRANT. THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUNDS SUBJECT TO SUCH POST-EFFECTIVE AMENDMENT HAVE NOT BEEN AMENDED AND ARE INCORPORATED BY REFERENCE HEREIN IN THEIR ENTIRETY.

                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

      (a)(1)   Certificate of Trust. (2)

      (a)(2)   Trust Instrument. (2)

      (b)      By-laws. (2)

      (c)      None.

      (d) Investment Advisory Agreement between Registrant and Guinness Flight Investment Management Limited. (5)

      (e) General Distribution Agreement between Registrant and First Fund Distributors, Inc. (5)

      (f)      None.

      (g) Amended Custodian Agreement between Registrant and Investors Bank & Trust Company. (5)

      (h)(1)   Amended  Transfer  Agency  and  Service   Agreement  between
               Registrant and State Street Bank and Trust Company. (5)

      (h)(2) Amended Administration Agreement between Registrant and Investment Company Administration Corporation. (5)

      (i)(1) Opinion of Kramer, Levin, Naftalis & Frankel as to legality of securities being registered. (4)

      (i)(2)   Opinion of Morris, Nichols, Arsht & Tunnell. (3)

      (j)(1) Consent of Kramer, Levin, Naftalis & Frankel, Counsel for the Registrant. (5)

      (j)(2) Consent of Ernst & Young LLP, Independent Auditors for the Registrant. (5)

      (k) Annual Report for the year ended December 31, 1997 is incorporated by reference from the Rule 30D filing made by the Registrant on March 6, 1998 (Accession number 0001047469-98-008899).

      (l)      Investment Letters. (3)

      (m)      Distribution and Service Plan. (5)

      (n)      None

      (o)      None
-----------------------------

          (1)  Filed  as  an  Exhibit  to  Post-Effective  Amendment  No.  5  to
               Registrant's Registration Statement on Form N-1A filed electronically on February 14, 1996, accession number 0000922423-96-000062 and incorporated herein by reference.

          (2)  Filed  as  an  Exhibit  to  Post-Effective  Amendment  No.  7  to
               Registrant's Registration Statement on Form N-1A filed electronically on March 20, 1997, accession number 0000922423-96-000220 and incorporated herein by reference.

          (3)  Filed  as  an  Exhibit  to  Post-Effective  Amendment  No.  8  to
               Registrant's Registration Statement on Form N-1A filed electronically on April 25, 1997, accession number 0000922423-97-000401 and incorporated herein by reference.

          (4)  Filed  as  an  Exhibit  to  Post-Effective  Amendment  No.  11 to
               Registrant's Registration Statement on Form N-1A filed electronically on June 17, 1998, accession number 0000922423-98-000615 and incorporated herein by reference.

          (5)  Filed  as  an  Exhibit  to  Post-Effective  Amendment  No.  12 to
               Registrant's Registration Statement on Form N-1A filed electronically on August 28, 1998, accession number 0000922423-98-948 and incorporated herein by reference.

          (6)  Filed herewith.



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

ITEM 25. INDEMNIFICATION

          Article  X,  Section  10.02  of  the   Registrant's   Delaware   Trust
          Instrument, incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed electronically on March 20, 1997, provides for the indemnification of Registrant's Trustees and officers, as follows:

     "SECTION 10.02 INDEMNIFICATION.

          (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

               (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

           (b) No  indemnification  shall be  provided  hereunder  to a  Covered
              Person:

               (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

               (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

           (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

           (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

                    Guinness Flight Investment Management Limited provides management services to the Registrant and its series. To the best of the Registrant's knowledge, the directors and officers have not held at any time during the past two fiscal years or been engaged for his own account or in the capacity of director, officer, employee, partner or trustee in any other business, profession, vocation or employment of a substantial nature.

ITEM 27.   PRINCIPAL UNDERWRITERS

         (a)  First  Fund   Distributors,   Inc.,  the  Registrant's   principal
underwriter, also acts as the principal underwriter for the following investment companies:

               (1) Jurika & Voyles Fund Group;

               (2) RNC Mutual Fund Group, Inc.;

               (3) PIC Investment Trust;

               (4) Hotchkis & Wiley Funds;

               (5) Masters' Select Equity Fund;

               (6) O'Shaughnessy Funds Inc.;

               (7) Professionally Managed Portfolios;


                     -  Avondale Total Return Fund
                     -  Osterweis Fund
                     -  Perkins Opportunity Fund
                     -  Pro Conscience Women's Equity Mutual Fund
                     -  Academy Value Fund
                     -  Trent Equity Fund

                     -  Leonetti Balanced Fund
                     -  Lighthouse Growth Fund
                     -  U.S. Global Leaders Growth Fund
                     -  Boston Managed Growth Fund
                     - Harris Bretall & Sullivan & Smith Growth Fund
                     -  Pzena Growth Fund
                     -  Titan Investment Trust

               (8) Rainier Investment Management Mutual Funds;

               (9) Kayne Anderson Mutual Funds;

               (10) The Purisima Total Return Fund;

               (11) Advisor's Series Trust;

                     -  American Trust Allegiance Fund
                     -  Information Tech 100 Mutual Fund
                     -  Kaminski Poland Fund
                     -  Ridgeway Helms Millenium Fund

         (b) The following information is furnished with respect to the officers
and  directors  of  First  Fund  Distributors,   Inc.,   Registrant's  principal
underwriter:


Name and Principal           Position and Offices with      Position and Offices
Business Address             Principal Underwriter             with Registrant
----------------             ---------------------             ---------------

Robert H. Wadsworth          President/Treasurer               Asstistant
4455 East Camelback Road                                       Treasurer
Suite 261E
Phoenix, AZ  85014

Steven J. Paggioli           Vice President/Secretary          Secretary
479 West 22nd Street
New York, NY 10011

Eric M. Banhazl              Vice President                    Treasurer
2020 East Financial Way
Suite 100
Glendora, CA  91741




         (c) not applicable

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

         The  accounts,  books or other  documents  required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by Investment Company Administration Corporation, 2020 East Financial Way, Suite 100, Glendora, CA 91741, except for those maintained by the Funds' Custodian.


ITEM 29.   MANAGEMENT SERVICES

           Not applicable.


ITEM 30.   UNDERTAKINGS

         (1) Registrant undertakes to furnish each person to whom a prospectus is delivered, a copy of the Fund's latest annual report to shareholders which will include the information required by Item 5A, upon request and without charge.

         (2) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees if requested to do so by theholders of at least 10% of the Registrant's outstanding voting securities, and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the reqirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on this 22nd day of September, 1998.



                                        GUINNESS FLIGHT INVESTMENT FUNDS


                                        By: /s/ Robert H. Wadsworth
                                           ------------------------
                                                 Robert H. Wadsworth
                                                 President




         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

  Signature                         Title                       Date
  ---------                         -----                       ----



   /s/ Eric M. Banhazl            Treasurer                   September 22, 1998
-----------------------------                                 -----------------

       Eric M. Banhazl



   /s/ Dr. Gunter Dufey           Trustee                     September 22, 1998
-----------------------------                                 -----------------

       Dr. Gunter Dufey



  /s/  J. I. Fordwood             Trustee                     September 22, 1998
-----------------------------                                 -----------------
       J. I. Fordwood


  /s/  Bret A. Herscher           Trustee                     September 22, 1998
-----------------------------                                 -----------------

       Bret A. Herscher



/s/  J. Brooks Reece, Jr.         Trustee                     September 22, 1998
-----------------------------                                 -----------------
     J. Brooks Reece, Jr.

                                  EXHIBIT INDEX




EX-99.counselcons   Consent of Kramer, Levin, Naftalis & Frankel, Counsel for
                    the Registrant

EX- 99.auditorcons  Consent of Ernst & Young LLP, Independent Auditors for the
                    Registrant